Gain (Loss) on Sales and Write-Down of Vessels - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Asset Impairment Charges	Write-Down) and Gain on Sales of Vessels
The following table provides information on the Company's (write-down) and gain on sales of vessels for the years presented in these consolidated financial statements:

			Year Ended December 31,
Segment	Asset Type	Completion of Sale Date	2021 $	2020 $	2019 $
Liquefied Petroleum Gas (note 19a)	7 Multi-gas Carriers	N/A	—	(51,000)	—
Liquefied Natural Gas (note 6)	2 LNG Carriers	Jan-2020	—	—	14,349
Conventional Tanker (note 19b)	1 Handymax	Oct-2019	—	—	(785)
(Write-down) and gain on sales of vessels			—	(51,000)	13,564
a)During the year ended December 31, 2020, the carrying values of the Company's seven wholly-owned multi-gas carriers (the Unikum Spirit, Vision Spirit, Pan Spirit, Cathinka Spirit, Camilla Spirit, Sonoma Spirit and Napa Spirit), were written down to their estimated fair values, using appraised values, primarily due to the lower near-term outlook for these types of vessels partly as a result of the economic environment at that time (including the COVID-19 pandemic), as well as the Company receiving notification during 2020 that the Company's then-existing commercial management agreement with a third-party commercial manager was to be terminated and replaced by a new commercial management agreement in September 2020. The total impairment charge of $51.0 million was included in (write-down) and gain on sales of vessels for the year ended December 31, 2020 in the Company's consolidated statements of income.
In November 2021, the Company signed a memorandum of agreement for the sale of its wholly-owned multi-gas carrier, the Sonoma Spirit, for net proceeds of $10.0 million. The vessel is expected to be delivered between May and July 2022. The vessel is classified as held for sale at its net book value of $9.8 million on the Company's consolidated balance sheet as at December 31, 2021.
b)As a result of the sale of the Alexander Spirit in October 2019 for net proceeds of $11.5 million, the Company recorded a write-down in respect of this vessel of $0.8 million for the year ended December 31, 2019, which is included in (write-down) and gain on sales of vessels in the Company's consolidated statements of income.

Write-down and (gain) on sales of vessels (notes 6, 8 and 19)		$ 0	$ 51,000	$ (13,564)
Proceeds from sale of vessels	$ 11,500	$ 0	$ 0	$ 11,515